Capital Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2022
Business Combinations And Dispositions [Abstract]
Capital Acquisitions and Dispositions	CAPITAL ACQUISITIONS AND DISPOSITIONS
In the year ended December 31, 2022, the Company incurred $5.1 million (year ended December 31, 2021 - $12.5 million) of transaction costs related to acquisitions through business combinations and dispositions that were recorded as general and administrative expenses.
a) Major property acquisitions and dispositions
Saskatchewan Viking disposition
On July 6, 2022, the Company disposed of its non-core Saskatchewan Viking assets for consideration of $241.7 million. These assets had a net carrying value of $219.1 million, resulting in a gain of $22.6 million.
Kaybob Duvernay acquisition
On August 31, 2022, the Company acquired certain Kaybob Duvernay assets for total consideration of $87.0 million.
b) Minor property acquisitions and dispositions
In the year ended December 31, 2022, the Company completed minor property acquisitions and dispositions for net consideration received of $38.2 million. These assets had a net carrying value of $34.9 million, resulting in a gain of $3.3 million.
The following table summarizes the major and minor property acquisitions and dispositions:

($ millions)	Saskatchewan Viking Disposition	Kaybob Duvernay Acquisition	Other minor dispositions, net
Cash	241.7	(87.0)	38.2
Consideration (paid) received	241.7	(87.0)	38.2

Exploration and evaluation	—	28.0	(10.9)
Property, plant and equipment	(252.5)	61.8	(29.1)
Goodwill	(6.8)	—	(0.8)
Decommissioning liability	40.2	(2.8)	5.9
Fair value of net assets acquired (Carrying value of net assets disposed)	(219.1)	87.0	(34.9)

Gain on capital dispositions	22.6	—	3.3
c) Assets held for sale
At December 31, 2022, the Company classified certain non-core assets in Alberta as held for sale. These assets were recorded at the lesser of their carrying value and recoverable amount.

($ millions)	PP&E (Note 8)	Decommissioning liability (Note 14)
Assets (liabilities) held for sale	148.4	(28.4)